Selling and marketing expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Selling and marketing expenses
Selling and marketing expenses

10.Selling and marketing expenses

Selling and marketing expenses consist mainly of expenses to attract new users through advertising. The following table summarizes selling and marketing expenses for the six months ended June 30, 2023 and 2022.

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Advertising costs	(125,289)	(88,289)
Employee benefits expenses	(3,846)	(3,000)
	(129,135)	(91,289)

10.Selling and marketing expenses

Selling and marketing expenses consist mainly of expenses to attract new users through advertising. The following table summarizes selling and marketing expenses for years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
Advertising costs	(146,449)	(266,804)	(164,929)
Employee benefits expenses	(6,225)	(3,261)	(827)
	(152,674)	(270,065)	(165,756)

Advertising costs decreased for year ended December 31, 2022 in comparison to the year ended December 31, 2021 mainly due to the termination of marketing activities in the former Soviet Union (FSU) countries as well as general decrease of marketing expenses due to the saturation of the market in 2022.